Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 536,870	$ 522,044
Accumulated Amortization	(54,155)	(40,249)
Net Balance	482,715	481,795
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,274	6,274
Accumulated Amortization	(6,106)	(6,069)
Net Balance	168	205
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	45,755	35,805
Accumulated Amortization	(13,636)	(10,448)
Net Balance	32,119	25,357
Operating Permits
Finite-Lived Intangible Assets [Line Items]
Gross Amount	455,095	450,419
Accumulated Amortization	(19,493)	(12,294)
Net Balance	435,602	438,125
Use Rights And Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	16,946	16,746
Accumulated Amortization	(9,239)	(8,030)
Net Balance	7,707	8,716
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,800	12,800
Accumulated Amortization	(5,681)	(3,408)
Net Balance	$ 7,119	$ 9,392